UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

      William A Ackman     New York, NY/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $8,074,228 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11695                     Pershing Square GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN INC        COM              014482103    99405  2051703 SH       SOLE                  2051703        0        0
ALEXANDER & BALDWIN INC        COM              014482103    77189  1593167 SH       SHARED  1                   0  1593167        0
BEAM INC                       COM              073730103   552470  9432640 SH       SHARED  1                   0  9432640        0
BEAM INC                       COM              073730103   666872 11385905 SH       SOLE                 11385905        0        0
CANADIAN PAC RY LTD            COM              13645T100   777264 10233894 SH       SHARED  1                   0 10233894        0
CANADIAN PAC RY LTD            COM              13645T100  1057679 13925994 SH       SOLE                 13925994        0        0
CITIGROUP INC                  COM NEW          172967424   405336 11089914 SH       SHARED  1                   0 11089914        0
CITIGROUP INC                  COM NEW          172967424   549518 15034680 SH       SOLE                 15034680        0        0
FAMILY DLR STORES INC          COM              307000109    95145  1503563 SH       SOLE                  1503563        0        0
FAMILY DLR STORES INC          COM              307000109    70323  1111300 SH       SHARED  1                   0  1111300        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106   169118  7662804 SH       SOLE                  7662804        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106   124926  5660445 SH       SHARED  1                   0  5660445        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   572207 33679074 SH       SHARED  1                   0 33679074        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   655043 38554638 SH       SOLE                 38554638        0        0
HOWARD HUGHES CORP             COM              44267d107   122748  1921843 SH       SHARED  1                   0  1921843        0
HOWARD HUGHES CORP             COM              44267d107   105141  1646174 SH       SOLE                  1646174        0        0
KRAFT FOODS INC                CL A             50075N104   250442  6588835 SH       SHARED  1                   0  6588835        0
KRAFT FOODS INC                CL A             50075N104   338948  8917337 SH       SOLE                  8917337        0        0
PENNEY J C INC                 COM              708160106   782674 22090721 SH       SOLE                 22090721        0        0
PENNEY J C INC                 COM              708160106   601780 16985050 SH       SHARED  1                   0 16985050        0